ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Nature of operations

Gamehaus Holdings Inc. (“Gamehaus” or the “Company”), through its subsidiaries, (collectively, the “Company”), publishes and operates mobile social gaming applications (“games” or “game”) and leverages marketing relationships with various partners to provide players a unique social gaming experience. The Company’s games are free-to-play and available via the Apple App Store, Google Play Store, and Amazon Appstore (collectively, “platforms” or “platform operators”). The Company generates revenue through the in-game sale of virtual currency and through advertising.

On September 18, 2023, Gamehaus Inc., a Cayman Islands exempted company, entered into a business combination agreement (the “Business Combination Agreement”) with (i) Golden Star Acquisition Corporation, an exempted company incorporated with limited liability in the Cayman Islands (“Golden Star”), (ii) G-Star Management Corporation, a British Virgin Islands company, the representative for Golden Star, (iii) Gamehaus, (iv) Gamehaus 1 Inc., an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of Gamehaus (“First Merger Sub”); and (v) Gamehaus 2 Inc., an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of Gamehaus (“Second Merger Sub”).

Pursuant to the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement, (i) the First Merger Sub will merge with and into Gamehaus Inc. (the “First Merger”), with Gamehaus Inc. being the surviving corporation of the First Merger and a direct wholly owned subsidiary of Gamehaus, and (ii) following confirmation of the effectiveness of the First Merger, the Second Merger Sub will merge with and into Golden Star (the “Second Merger”), with Golden Star being the surviving corporation of the Second Merger and a direct wholly owned subsidiary of Gamehaus.

Gamehaus is an exempted company incorporated under the laws of the Cayman Islands on July 20, 2023 as a holding company. The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. As of June 30, 2025, the Company’s subsidiaries were as follows:

Schedule of subsidiaries
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Golden Star Acquisition Corporation (“Golden Star”)	January 24, 2025	Cayman Islands	100%
Joypub Holding Limited (“Joypub”)	December 9, 2020	BVI	100%
Gamehaus Inc. (“Gamehaus Inc.”)	December 2, 2022	Cayman Islands	100%
Gamehaus PTE LTD (“Gamehaus SG”)	May 25, 2022	Singapore	100%
Gamehaus Limited (“Gamehaus HK”)	January 7, 2021	Hong Kong	100%
Gamepromo Co., Limited (“Gamepromo”)	May 17, 2021	Hong Kong	100%
Shanghai Haoyu Technology Co., Ltd. (“Haoyu SH”)	September 30, 2022	PRC	100%
Chongqing Haohan Network Technology Co., Ltd. (“Haohan CQ”)	March 4, 2021	PRC	100%
Beijing Haoyou Network Technology Co., Ltd. (“Haoyou BJ”)	April 8, 2021	PRC	100%
Chongqing Fanfengjian Network Technology Co., Ltd. (“Fanfengjian CQ”)	April 16, 2021	PRC	70%
Shanghai Fanfengjian Network Technology Co., Ltd. (“Fanfengjian SH”)	November 19, 2021	PRC	70%
Shanghai Kuangre Network Technology Co., Ltd. (“Kuangre SH”)	August 25, 2016	PRC	100%
Dataverse Co., Limited (“Dataverse”)	September 9, 2016	Hong Kong	100%
Avid.ly Co., Limited (“Avid.ly”)*	June 21, 2017	Hong Kong	100%
Xi’an Ruojintang Technology Co., Ltd. (“Ruojintang “)	April 17, 2025	PRC	100%
Guangzhou Octopus Cat Network Technology Co., Ltd. (“Octopus Cat “)	May 19, 2025	PRC	51%

*	The entity was deregistered on May 2, 2025. Since the operation of the entity was transferred to the other entities of the Company, the deregistration did not have a material impact on the Company’s consolidated financial statements for the years ended June 30, 2025, 2024 and 2023.

Reverse recapitalization

On January 24, 2025, Gamehaus consummated the business combination with Golden Star and Gamehaus Inc., following the approval at an extraordinary general meeting of Golden Star’s shareholders on January 20, 2025. As a result of the business combination, (i) Gamehaus Inc. became a direct, wholly owned subsidiary of Gamehaus, and (ii) Golden Star became a direct, wholly owned subsidiary of Gamehaus, with the outstanding securities of Gamehaus Inc. and Golden Star being converted into the right to receive securities of Gamehaus.

Gamehaus Inc. was determined to be the accounting acquirer, as it effectively controlled the combined entity following the transaction. The transaction did not qualify as a business combination under ASC 805, because Golden Star did not meet the definition of a business. The transaction was accounted for as a reverse recapitalization, which is treated as the issuance of shares by Gamehaus for the net monetary assets of Golden Star, accompanied by a recapitalization. Gamehaus Inc. was determined as the accounting acquirer and the historical financial statements of Gamehaus Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the ordinary shares and preferred shares of Gamehaus Inc. that had been issued and outstanding immediately prior to the business combination were cancelled and converted into an aggregate of 34,401,887 Class A ordinary shares and 15,598,113 Class B ordinary shares of Gamehaus, which has been restated retrospectively to reflect the equity structure of the Company. Net income per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares remained $0.0001, the difference of $10,015 was adjusted retrospectively as in addition paid-in capital as of June 30, 2024 and 2023. The consolidated statements of changes in shareholders’ equity for the years ended June 30, 2024 and 2023 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net income per ordinary share - basic and diluted was adjusted retrospectively to 50,000,000 for the years ended June 30, 2024 and 2023.

The net income per share before and after the retrospective adjustments are as follows.

	For the Year Ended June 30, 2024
	Before adjustment	After adjustment
Net income attributable to Gamehaus Holdings Inc.’s shareholders per share
—Basic and diluted	$0.05	$0.16

	For the Year Ended June 30, 2023
	Before adjustment	After adjustment
Net income attributable to Gamehaus Holdings Inc.’s shareholders per share
—Basic and diluted	$0.03	$0.08